Operating Leases (Details) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Operating Lease [Line Items]
Lease term	12 months		12 years
Rent expenses	$ 6,800	$ 9,800
Short Term Lease [Member]
Operating Lease [Line Items]
Lease term	12 months